UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: July 31, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 78.09%
France : 4.94%
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	1,000,000	$15,305,427
Veolia Environnement SA (Utilities, Multi-Utilities)	46,900	1,041,344
		16,346,771

Germany : 2.70%
Deutsche Post AG (Industrials, Air Freight & Logistics)	300,000	8,951,830

Italy : 18.15%
Assicurazioni Generali SpA (Financials, Insurance)	1,200,000	15,804,055
Enel SpA (Utilities, Electric Utilities)	3,750,000	17,264,722
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	764,712
Hera SpA (Utilities, Multi-Utilities)	2,000,000	5,670,498
Poste Italiane SpA (Financials, Insurance)	1,000,000	6,959,553
Terna SpA (Utilities, Electric Utilities)	2,500,000	13,611,656
		60,075,196

Spain : 20.84%
Acciona SA (Utilities, Electric Utilities)	225,000	16,619,916
Enagas SA (Utilities, Gas Utilities)	600,000	18,292,724
Endesa SA (Utilities, Electric Utilities)	750,000	15,759,614
Red Electrica Corporacion SA (Utilities, Electric Utilities)	800,000	18,326,264
		68,998,518

Taiwan : 4.91%
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	450,000	16,258,500

United Kingdom : 5.24%
Pennon Group plc (Utilities, Water Utilities)	100,000	1,193,752
Scottish & Southern Energy plc (Utilities, Electric Utilities)	200,000	4,012,700
Severn Trent plc (Utilities, Water Utilities)	250,000	8,102,821
United Utilities Group plc (Utilities, Water Utilities)	300,000	4,037,845
		17,347,118

United States : 21.31%
Armada Hoffler Properties Incorporated (Financials, REITs)	10,000	149,700
CenturyLink Incorporated (Telecommunication Services, Diversified Telecommunication Services)	50,000	1,572,000
Chatham Lodging Trust (Financials, REITs)	600,000	14,388,000
CorEnergy Infrastructure Trust Incorporated (Financials, REITs)	18,000	529,560
Equinix Incorporated (Financials, REITs)	2,427	904,955
Frontier Communications Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,000,000	5,200,000
NorthStar Asset Management Group Incorporated (Financials, Capital Markets)	62,500	741,250
NorthStar Realty Europe Corporation (Financials, REITs)	22,916	211,973
NorthStar Realty Finance Corporation (Financials, REITs)	68,750	921,250
Physicians Realty Trust (Financials, REITs)	275,000	5,973,000
PNM Resources Incorporated (Utilities, Electric Utilities)	100,000	3,436,000
Preferred Apartment Communities Incorporated Series A (Financials, REITs)	150,000	2,230,500
SCANA Corporation (Utilities, Multi-Utilities)	50,000	3,747,000
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)	350,000	14,378,000
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	201,700	5,000,143
Summit Hotel Properties Incorporated (Financials, REITs)	397,833	5,641,272
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)	100,000	5,541,000
		70,565,603

Total Common Stocks (Cost $225,501,627)		258,543,536

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.38%
United States : 0.38%
BreitBurn Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) (s)	8.63%	10-15-2020	$5,680,000	$1,263,800
Energy & Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels ) (i)(s)144A	8.00	7-1-2019	5,000,000	5,000
Total Corporate Bonds and Notes (Cost $9,862,069)				1,268,800

	Dividend yield	Shares
Preferred Stocks : 12.45%
Marshall Islands : 6.25%
Diana Shipping Incorporated (Industrials, Marine)	8.50	150,000	3,523,500
Navios Maritime Holdings Incorporated (Industrials, Marine)	8.63	59,000	302,670
Safe Bulkers Incorporated (Industrials, Marine)	8.00	50,000	712,500
Scorpio Bulkers Incorporated (Industrials, Marine)	7.50	105,000	2,081,100
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75	40,000	987,600
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	7.50	223,707	5,760,455
Seaspan Corporation (Industrials, Marine)	6.38	213,600	5,384,856
Seaspan Corporation Series E (Industrials, Marine)	8.25	75,000	1,936,500
			20,689,181

Monaco : 0.19%
GasLog Limited Series A (Energy, Oil, Gas & Consumable Fuels)	8.75	25,000	632,750

United States : 6.01%
American Homes 4 Rent (Financials, REITs)	6.35	25,000	637,250
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63	100,040	2,355,942
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.75	3,000	66,150
Ashford Hospitality Prime Incorporated (Financials, REITs)	5.50	11,000	264,000
Ashford Hospitality Trust Incorporated (Financials, REITs)	7.38	80,000	1,992,000
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.00	25,000	647,500
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75	56,900	683,369
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) †	10.00	61,786	3,738
Integrys Holding Incorporated (Utilities, Multi-Utilities) ±	5.56	36,482	983,920
Landmark Infrastructure Partners LP (Financials, Real Estate Management & Development)	8.00	25,000	649,750
National General Holdings Corporation (Financials, Insurance)	7.50	10,000	258,100
Qwest Corporation (Telecommunication Services, Diversified Telecommunication Services)	6.63	40,000	1,045,200
Sotherly Hotels LP (Financials, REITs)	7.00	38,399	996,838
Sotherly Hotels LP (Financials, REITs)	8.00	245,000	6,285,793
Summit Hotel Properties Incorporated (Financials, REITs)	6.45	20,000	518,000
United States Cellular Corporation (Telecommunication Services, Wireless Telecommunication Services)	7.25	95,000	2,521,300
			19,908,850

Total Preferred Stocks (Cost $44,825,726)			41,230,781

Expiration date
Rights : 0.00%
United States : 0.00%
Safeway Casa Ley Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)(i)	1-30-2019	750,000	1

2

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name			Expiration date	Shares	Value
United States (continued)
Safeway PDC LLC Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)(i)			1-30-2017	750,000	$1
Total Rights (Cost $795,000)					2

Warrants : 0.00%
United States : 0.00%
GreenHunter Water LLC (Energy, Energy Equipment & Services)†(a)			12-31-2049	96,112	203

Total Warrants (Cost $0)					203

		Yield
Short-Term Investments : 3.92%
Investment Companies : 3.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.32%		12,980,423	12,980,423

Total Short-Term Investments (Cost $12,980,423)					12,980,423

Total investments in securities (Cost $293,964,845)*	94.84%				314,023,745
Other assets and liabilities, net	5.16				17,084,689

Total net assets	100.00%				$331,108,434

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $292,900,828 and unrealized gains (losses) consists of:

Gross unrealized gains	$46,090,413
Gross unrealized losses	(24,967,496)

Net unrealized gains	$21,122,917

Abbreviations:
ADR	American depositary receipt
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$16,346,771	$0	$0	$16,346,771
Germany	8,951,830	0	0	8,951,830
Italy	60,075,196	0	0	60,075,196
Spain	68,998,518	0	0	68,998,518
Taiwan	16,258,500	0	0	16,258,500
United Kingdom	17,347,118	0	0	17,347,118
United States	70,565,603	0	0	70,565,603
Corporate bonds and notes	0	1,268,800	0	1,268,800
Preferred stocks
Marshall Islands	20,689,181	0	0	20,689,181
Monaco	632,750	0	0	632,750
United States	11,642,299	8,266,551	0	19,908,850
Rights
United States	0	2	0	2
Warrants
United States	0	203	0	203
Short-term investments
Investment companies	12,980,423	0	0	12,980,423

Total assets	$304,488,189	$9,535,556	$0	$314,023,745

Liabilities
Written options	$0	$94,575	$0	$94,575

Total liabilities	$0	$94,575	$0	$94,575

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at July 31, 2016. As a result common stocks valued at $79,370,150 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the nine months ended July 31, 2016, the Fund entered into written options for income generating purposes. Open call options written at July 31, 2016 were as follow for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Strike price	Value
10-21-2016	JPMorgan Chase Bank	CenturyLink Incorporated	485 Short	$30	$(94,575)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 23, 2016